Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders
Balance at Dec. 31, 2015	$ 937,820	$ 16,998	$ 810,239	$ 110,583
Distributions declared and paid (distributions of $3.22 in 2016, $2.24 in 2017 and $2.24 in 2018 per common unit (adjusted for the March 2019 Reverse Split) and $0.86 in 2016, $0.86 in 2017 and $0.86 in 2018 per preferred unit)	(68,193)	(1,131)	(55,884)	(11,178)
Partnership’s net (loss)/income	52,489	818	40,570	11,101
Issuance of Partnership's units (Note 12)	4,567		4,567
Equity compensation expense (Note 13)	1,074		1,074
Balance at Dec. 31, 2016	927,757	16,685	800,566	110,506
Distributions declared and paid (distributions of $3.22 in 2016, $2.24 in 2017 and $2.24 in 2018 per common unit (adjusted for the March 2019 Reverse Split) and $0.86 in 2016, $0.86 in 2017 and $0.86 in 2018 per preferred unit)	(51,630)	(780)	(39,749)	(11,101)
Partnership’s net (loss)/income	38,483	522	26,860	11,101
Issuance of Partnership's units (Note 12)	17,639		17,639
Equity compensation expense (Note 13)	1,156		1,156
Balance at Dec. 31, 2017	933,405	16,427	806,472	110,506
Distributions declared and paid (distributions of $3.22 in 2016, $2.24 in 2017 and $2.24 in 2018 per common unit (adjusted for the March 2019 Reverse Split) and $0.86 in 2016, $0.86 in 2017 and $0.86 in 2018 per preferred unit)	(52,600)	(780)	(40,719)	(11,101)
Partnership’s net (loss)/income	(104)	(211)	(10,994)	11,101
Equity compensation expense (Note 13)	613		613
Balance at Dec. 31, 2018	$ 881,314	$ 15,436	$ 755,372	$ 110,506